ORGANIZATION AND NATURE OF OPERATIONS - subsidiaries in PRC (Details)	12 Months Ended
Oct. 31, 2024
ORGANIZATION AND NATURE OF OPERATIONS
Share disposal and exclusive option to purchase agreement term	20 years